Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of detail of share capital transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
January 1, 2019		589	122,799	19,633,373
March 29, 2019	Grant of 2019 free shares	—	(13)	—
April 9, 2019	Capital increase	77	29,440	2,566,666
April 9, 2019	Cost of capital increase	—	(1,438)	—
April 25, 2019	Exercise of 2012 founder’s warrants	5	955	160,000
May 1, 2019	Subscription of 2019 warrants	—	3	—
May 21, 2019	Subscription of 2019 warrants	—	6	—
June 24, 2019	Subscription of 2019 warrants	—	3	—
June 25, 2019	Subscription of 2019 warrants	—	3	—
June 28, 2019	Subscription of 2019 warrants	—	5	—
July 17, 2019	Exercise of 2013 founder’s warrants	2	345	55,000
December 31, 2019	U.S. Initial public offering costs reversal	—	1,030	—
December 31, 2019		672	153,139	22,415,039
March 6, 2020	Capital increase	9	0	316,083
June 24, 2020	Subscription of 2020 warrants	—	1	—
June 26, 2020	Subscription of 2020 warrants	—	1	—
June 29, 2020	Subscription of 2020 warrants	—	2	—
June 30, 2020	Subscription of 2020 warrants	—	1	—
July 27, 2020	Capital increase	—	—	6,000
July 28, 2020	Private placement Capital increase	99	20,030	3,300,000
July 28, 2020	Private placement Capital increase transaction costs	—	(1,387)	—
December 16, 2020	U.S. Initial public offering initial deal € - Nasdaq (€11.14)	56	20,609	1,855,000
December 16, 2020	U.S. Initial public offering initial deal $ - Nasdaq ($13.50)	163	60,494	5,445,000
December 18, 2020	U.S. Initial public offering green shoe $ - Nasdaq ($13.50)	33	12,165	1,095,000
December 18, 2020	U.S. Initial public offering costs	—	(9,322)	—
December 31, 2020		1,033	255,735	34,432,122

Disclosure of detail of change in founders' warrants, warrants, free shares	The following tables summarize activity in these plans during the years ended December 31, 2020 and 2019.
BSA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	Sept. 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	(6,000)	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	—	18,000	—	—	18,000	18,000
Total			251,028	18,000	—	(6,000)	263,028	263,028

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	Sept. 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	4,000	—	—	—	4,000	4,000
BSA 2015-1	February 10, 2015	17.67	17,000	—	—	—	17,000	17,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	—	6,000	6,000
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	—	18,000	—	—	18,000	18,000
Total			233,028	18,000	—	—	251,028	251,028

BSPCE

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	(5,950)	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	(2,500)	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	38,400	—	—	(7,700)	30,700	30,700
BSPCE 2016	February 2, 2016	14.46	212,969	—	—	(10,352)	202,617	202,617
BSPCE 2017	January 7, 2017	15.93	187,166	—	—	(6,316)	180,850	180,850
Total			751,585	—	—	(32,818)	718,767	718,767

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
BSPCE 2012-1	May 4, 2012	6.00	1,674,548	—	(160,000)	(1,514,548)	—	—
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 04-2013	April 10, 2013	6.30	55,000	—	(55,000)	—	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	—	92,100	92,100
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	—	70,950	70,950
BSPCE 2015-3	June 10, 2015	20.28	39,750	—	—	(1,350)	38,400	38,400
BSPCE 2016	February 2, 2016	14.46	220,967	—	—	(7,998)	212,969	212,969
BSPCE 2017	January 7, 2017	15.93	202,417	—	—	(15,251)	187,166	187,166
Total			2,505,732	—	(215,000)	(1,539,147)	751,585	751,585
AGA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	355,250	—	(316,083)	(14,667)	24,500	24,500
AGA 2018-2	July 27, 2018	n.a.	6,000	—	(6,000)	—	—	—
AGA 2019-1	March 29, 2019	n.a.	385,000	—	—	(13,000)	372,000	372,000
AGA 2020	March 11, 2020	n.a.	—	50,000	—	—	50,000	50,000
Total			746,250	50,000	(322,083)	(27,667)	446,500	446,500

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	369,250	—	—	(14,000)	355,250	355,250
AGA 2018-2	July 27, 2018	n.a.	6,000	—	—	—	6,000	6,000
AGA 2019-1	March 29, 2019	n.a.	—	438,250	—	(53,250)	385,000	385,000
Total			375,250	438,250	—	(67,250)	746,250	746,250

Disclosure of detail of change in stock options
OSA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	54,000	—	—	(2,000)	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	30,250	—	—	(1,500)	28,750	28,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	—	407,972	—	(7,263)	400,709	400,709
Total			589,150	407,972	—	(10,763)	986,359	986,359

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
OSA 2016 -1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	58,000	—	—	(4,000)	54,000	54,000
OSA 2019-1	March 29, 2019	11.08	—	37,500	—	(7,250)	30,250	30,250
OSA LLY 2019	October 24, 2019	6.41	—	500,000	—	—	500,000	500,000
Total			62,900	537,500	—	(11,250)	589,150	589,150